SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Major Customer Concentration (Details) - Sales [Member] - Customer [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	0.00%	11.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	10.00%	13.00%